Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts Receivable, Net
5.	Accounts Receivable, Net
Accounts receivable, net, consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Accounts receivable	2,930	41,965	6,029
Allowance for doubtful accounts	(392)	(862)	(124)

	2,538	41,103	5,905

The movements in the allowance for doubtful accounts were:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of the year	(124)	(392)	(56)
Additional provision charged to expense	(268)	(469)	(68)
Foreign currency translation	—	(1)	—

Balance at the end of the year	(392)	(862)	(124)